Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 19,740	$ 30,833
Short-term restricted deposits		7,875
Trade accounts receivable, net	36,000	27,003
Inventories	25,448	27,599
Due from affiliated companies	77	559
Other current assets	2,747	1,712
Deferred tax asset	894	177
Total current assets	84,906	95,758
Property, plant and equipment, net	14,109	13,531
Long-term inventory	2,107	1,979
Deferred tax asset	3,283	3,955
Other assets	270	248
Intangible assets, net	865	795
Total noncurrent assets	6,525	6,977
Total assets	105,540	116,266
Current liabilities
Trade accounts payable	12,983	11,812
Other current liabilities	18,322	30,712
Total current liabilities	31,305	42,524
Long-term liabilities
Liability for employee severance benefits	870	772
Other long-term liabilities		4,768
Total noncurrent liabilities	870	5,540
Total liabilities	32,175	48,064
Commitments and contingencies
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at December 31, 2016 and 2015; 37,440,552 and 37,440,552 issued shares at December 31, 2016 and 2015, respectively; 35,348,176 and 35,348,176 shares outstanding at December 31, 2016 and 2015, respectively	148	148
Additional paid-in capital	76,463	76,034
Accumulated deficit	(1,348)	(6,082)
Total shareholders' equity before treasury stock	75,263	70,100
Treasury stock, at cost (2,092,376 as of December 31, 2016 and 2015)	(1,898)	(1,898)
Total shareholders' equity	73,365	68,202
Total liabilities and shareholders' equity	$ 105,540	$ 116,266